Insurance - Summary of Reconciliation of Changes In Insurance Contracts (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance		$ 32	$ 25
Insurance expenses		21	9
Claims and other amounts paid		(15)	(2)
Impact of discounting and other changes		(1)
Ending balance		37	32
Current		12	9
Non-current		25	23
Total		37	32
Incurred but not reported claims (‘IBNR') [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance	[1]	25
Ending balance	[1]	20	25
Total	[1]	20	25
Reported but not settled claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning balance		7
Ending balance		17	7
Total		$ 17	$ 7

[1]	Includes unallocated loss expenses.